INCOME TAXES (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current:
U.S. federal						$ 3,947,400	$ 35,561
Foreign					949,207	5,313,874	3,343,374
State and local					205,997	264,269	698,362
Current income tax expense (benefit)					1,155,204	9,525,543	4,077,297
Deferred expense (benefit)			(3,565,623)	(2,792,520)	(3,308,713)	359,535	2,469,953
Income tax expense (benefit):	(2,112,616)	(2,150,433)	(1,954,251)	158,537	(2,153,509)	9,885,078	6,547,250
Components of income before income tax attributable to Operations
Components of income (loss) before income tax attributable to domestic operations					(12,635,002)	6,018,971	6,085,192
Components of income (loss) before income tax attributable to foreign operations					4,165,452	19,537,986	11,295,273
Federal income tax rate (as a percent)					34.00%	35.00%	34.00%
Reconciliation of income tax expense (provision)
Computed expected tax expense					(2,879,647)	8,944,935	5,909,358
Increase (decrease) in income taxes resulting from:
Change in effective rates used for deferred taxes							(503,693)
Nondeductible expenses and other					590,180	768,652	534,742
State and local taxes, net of federal benefit					135,958	171,491	606,843
Income tax expense (benefit):	(2,112,616)	(2,150,433)	(1,954,251)	158,537	(2,153,509)	9,885,078	6,547,250
Deferred tax assets
Foreign tax credits					244,898	473,405
Net operating loss carry forwards					61,139	462,548
Other					88,911	92,983
Total deferred tax assets					394,948	1,028,936
Deferred tax liability
Property, equipment, and intangible asset					(4,985,687)	(8,646,047)
Total					(4,590,739)	(7,617,111)
Classification of net deferred tax components
Noncurrent (liabilities)					(4,590,739)	(7,617,111)
Total					(4,590,739)	(7,617,111)
Net operating loss carry forwards for U.S. federal income tax purposes					180,000
Unrecognized tax benefits					$ 0	$ 0